Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)		Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss	Total
Equity Balance, Starting at Dec. 31, 2019		$ 170,000	$ 251,711,270	$ 9,614,846	$ 261,496,116
Shares Outstanding, Starting at Dec. 31, 2019		170,000
Comprehensive Income:
Net Income (Loss)		$ 0	1,889,521	0	0
Other Comprehensive Income (Loss)		0	0	477,278	0
Total Comprehensive Income (Loss)		0	0	0	2,366,799
Cash Distributions Paid		$ 0	(100,000)	0	(100,000)
Shares Outstanding, Ending at Mar. 31, 2020		170,000
Equity Balance, Ending at Mar. 31, 2020		$ 170,000	251,342,630	10,092,124	261,604,754
Equity Balance, Starting at Dec. 31, 2020		$ 170,000	265,002,401	13,266,927	278,439,328
Shares Outstanding, Starting at Dec. 31, 2020		170,000
Comprehensive Income:
Net Income (Loss)		$ 0	11,128,379	0	0
Other Comprehensive Income (Loss)		0	0	(2,871,332)	0
Total Comprehensive Income (Loss)		0	0	0	8,257,047
Cash Distributions Paid		0	(4,154,861)	0	(4,154,861)
Cumulative Change in Accounting Principal	[1]	$ 0	(2,158,161)	0	(2,158,161)
Shares Outstanding, Ending at Mar. 31, 2021		170,000
Equity Balance, Ending at Mar. 31, 2021		$ 170,000	$ 271,975,919	$ 10,395,595	$ 282,541,514

[1]	See Note 2.